Note 22 Deposits from debt certificates (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt certificates issued [Line Items]
Debt certificates issued		€ 55,763	€ 61,780	€ 63,963
Issued in euros [Member]
Debt certificates issued [Line Items]
Debt certificates issued		36,289	42,462	40,185
Issued in euros [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		319	860	737
Issued in euros [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		15,712	14,538	12,248
Issued in euros [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	9,930	13,274	15,542
Issued in euros [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[2]	366	355	518
Issued in euros [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		2,302	2,538	1,354
Issued in euros [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		438	2,331	1,817
Issued in euros [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		7,221	8,566	7,968
Issued in euros [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,500	4,500	5,000
Issued in euros [Member] | Non convertible preferred stock [Member]
Debt certificates issued [Line Items]
Debt certificates issued		0	159	83
Issued in euros [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,721	3,907	2,885
issued in foreign currency [Member]
Debt certificates issued [Line Items]
Debt certificates issued		19,475	19,318	23,778
issued in foreign currency [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		579	1,024	1,210
issued in foreign currency [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		7,885	8,691	10,587
issued in foreign currency [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	178	217	362
issued in foreign currency [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[2]	2,843	455	1,156
issued in foreign currency [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		4	4	17
issued in foreign currency [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		412	1,016	780
issued in foreign currency [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		7,574	7,911	9,666
issued in foreign currency [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		1,771	1,633	1,782
issued in foreign currency [Member] | Non convertible preferred stock [Member]
Debt certificates issued [Line Items]
Debt certificates issued		0	35	76
issued in foreign currency [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		€ 5,803	€ 6,243	€ 7,808

[1]	(*) Including mortgage-covered bonds. In 2021 and 2020, several mortgage-covered bonds reached their maturity date.
[2]	(**) Corresponds to structured note issuances whose underlying risk is different from the underlying risk of the derivative.